JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.4%
Aerospace & Defense — 4.5%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	35,000	37,505
Boeing Co. (The)
4.51%, 5/1/2023	190,000	202,950
4.88%, 5/1/2025	189,000	212,331
5.04%, 5/1/2027	181,000	208,659
5.15%, 5/1/2030	126,000	147,489
3.60%, 5/1/2034	159,000	163,951
5.71%, 5/1/2040	105,000	130,712
3.75%, 2/1/2050	30,000	29,386
L3Harris Technologies, Inc. 4.40%, 6/15/2028	174,000	199,346
Leidos, Inc. 4.38%, 5/15/2030 (a)	238,000	267,243
2.30%, 2/15/2031 (a)	70,000	66,938
Lockheed Martin Corp. 3.55%, 1/15/2026	34,000	37,764
4.09%, 9/15/2052	141,000	168,097
Northrop Grumman Corp. 3.25%, 1/15/2028	90,000	97,421
4.03%, 10/15/2047	41,000	46,659
Precision Castparts Corp. 3.25%, 6/15/2025	24,000	26,141
Raytheon Technologies Corp. 3.50%, 3/15/2027	63,000	69,737
3.13%, 5/4/2027	146,000	158,336
4.45%, 11/16/2038	107,000	125,700
3.75%, 11/1/2046	88,000	95,003

		2,491,368

Air Freight & Logistics — 0.6%
FedEx Corp. 2.40%, 5/15/2031	60,000	59,947
3.25%, 5/15/2041	160,000	158,678
4.05%, 2/15/2048	90,000	99,051

		317,676

Automobiles — 0.7%
General Motors Co. 6.13%, 10/1/2025	314,000	373,275

Banks — 17.1%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	527,000	548,348
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	146,000	153,996
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	30,000	31,592
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	60,000	60,437

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	154,000	169,323
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	146,000	162,864
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	275,000	300,443
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	237,000	238,478
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	156,000	181,799
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (b)	50,000	55,565
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	78,000	88,812
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	297,000	305,714
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	428,000	459,750
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	78,000	83,707
3.20%, 10/21/2026	297,000	322,741
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	76,000	83,996
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	107,000	108,959
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	156,000	179,381
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	87,000	96,668
4.65%, 7/23/2048	78,000	97,599
Citizens Financial Group, Inc. 4.30%, 12/3/2025	160,000	179,257
HSBC Holdings plc (United Kingdom) 4.00%, 3/30/2022	167,000	172,301
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	220,738
Huntington Bancshares, Inc. 2.63%, 8/6/2024	63,000	66,668
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023	388,000	415,779
3.68%, 2/22/2027	31,000	34,728
3.96%, 3/2/2028	119,000	133,935
3.74%, 3/7/2029	231,000	257,414
Natwest Group plc (United Kingdom)
6.13%, 12/15/2022	649,000	701,692
6.00%, 12/19/2023	229,000	258,007
5.13%, 5/28/2024	351,000	392,627
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	13,000	14,206
2.60%, 7/23/2026	253,000	270,119
3.15%, 5/19/2027	23,000	25,179

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.78%, 7/12/2022	107,000	110,001
2.63%, 7/14/2026	288,000	305,531
3.36%, 7/12/2027	77,000	84,593
Truist Financial Corp. 1.13%, 8/3/2027	90,000	87,858
US Bancorp Series V, 2.38%, 7/22/2026	129,000	136,580
Wells Fargo & Co. 3.75%, 1/24/2024	146,000	157,845
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	88,000	92,549
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	107,000	111,568
3.00%, 10/23/2026	188,000	203,782
4.30%, 7/22/2027	88,000	100,608
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	276,000	304,955
(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	202,000	211,610
3.90%, 5/1/2045	117,000	132,129
4.75%, 12/7/2046	68,000	82,690
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	241,000	260,424
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	107,000	116,251

		9,371,796

Beverages — 2.6%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	107,000	118,509
4.70%, 2/1/2036	77,000	91,740
4.90%, 2/1/2046	160,000	191,816
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	49,000	55,619
4.90%, 1/23/2031	34,000	41,167
4.60%, 4/15/2048	218,000	252,496
4.44%, 10/6/2048	39,000	44,307
Coca-Cola Co. (The) 2.60%, 6/1/2050	106,000	96,579
Constellation Brands, Inc. 3.15%, 8/1/2029	66,000	69,881
Keurig Dr Pepper, Inc. 4.06%, 5/25/2023	89,000	95,179
3.80%, 5/1/2050	20,000	21,281
Molson Coors Beverage Co.
4.20%, 7/15/2046	30,000	31,791
PepsiCo, Inc.
2.75%, 3/19/2030	107,000	114,042
3.50%, 3/19/2040	66,000	73,300
3.45%, 10/6/2046	68,000	73,234
3.63%, 3/19/2050	50,000	55,569

		1,426,510

Investments	Principal Amount ($)	Value ($)
Biotechnology — 3.7%
AbbVie, Inc. 3.45%, 3/15/2022	68,000	69,348
2.90%, 11/6/2022	205,000	212,404
3.60%, 5/14/2025	68,000	74,359
2.95%, 11/21/2026	122,000	130,929
4.25%, 11/14/2028	192,000	221,127
4.05%, 11/21/2039	161,000	180,125
4.70%, 5/14/2045	68,000	81,846
4.25%, 11/21/2049	73,000	84,073
Amgen, Inc. 2.20%, 2/21/2027	68,000	70,805
2.45%, 2/21/2030	63,000	64,014
3.15%, 2/21/2040	40,000	40,503
4.40%, 5/1/2045	20,000	23,428
3.38%, 2/21/2050	20,000	20,233
Biogen, Inc. 3.15%, 5/1/2050	180,000	167,595
Gilead Sciences, Inc. 3.65%, 3/1/2026	208,000	229,954
4.15%, 3/1/2047	247,000	277,369
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	70,000	65,572

		2,013,684

Building Products — 0.0%(c)
Carrier Global Corp. 3.58%, 4/5/2050	20,000	20,325

Capital Markets — 4.8%
CME Group, Inc. 3.00%, 3/15/2025	109,000	117,547
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250,000	267,184
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	242,000	264,508
3.50%, 4/1/2025	130,000	141,735
3.85%, 1/26/2027	91,000	100,904
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	249,000	282,601
3.80%, 3/15/2030	226,000	251,796
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	193,000	217,988
Morgan Stanley
3.70%, 10/23/2024	68,000	74,649
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	178,000	186,147
3.63%, 1/20/2027	88,000	98,010
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	205,000	227,942

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	117,000	120,743
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	78,000	85,893
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	146,000	166,874
4.30%, 1/27/2045	29,000	34,319

		2,638,840

Chemicals — 1.5%
Air Products and Chemicals, Inc.
2.80%, 5/15/2050	40,000	38,025
Dow Chemical Co. (The)
2.10%, 11/15/2030	60,000	58,480
3.60%, 11/15/2050	60,000	60,996
Huntsman International LLC
4.50%, 5/1/2029	78,000	88,052
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	30,000	36,964
LYB International Finance III LLC
3.38%, 10/1/2040	160,000	160,551
3.63%, 4/1/2051	30,000	30,040
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	4,000	4,089
3.45%, 6/1/2027	76,000	83,970
2.95%, 8/15/2029	254,000	269,266

		830,433

Consumer Finance — 1.3%
Capital One Financial Corp.
3.30%, 10/30/2024	182,000	196,784
General Motors Financial Co., Inc.
5.20%, 3/20/2023	228,000	246,502
5.10%, 1/17/2024	162,000	179,275
4.35%, 1/17/2027	86,000	96,830

		719,391

Containers & Packaging — 0.2%
WRKCo, Inc.
4.65%, 3/15/2026	72,000	82,588

Diversified Consumer Services — 0.1%
University of Chicago (The)
Series 20B, 2.76%, 4/1/2045	29,000	28,809
William Marsh Rice University
2.60%, 5/15/2050	28,000	26,613

		55,422

Diversified Financial Services — 0.8%
Shell International Finance BV (Netherlands)
2.38%, 4/6/2025	49,000	51,869
3.25%, 5/11/2025	31,000	33,843
4.13%, 5/11/2035	243,000	284,283
4.38%, 5/11/2045	43,000	51,227
4.00%, 5/10/2046	29,000	32,972

		454,194

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services — 3.5%
AT&T, Inc.
4.30%, 2/15/2030	182,000	207,188
2.25%, 2/1/2032	222,000	213,542
4.50%, 5/15/2035	124,000	142,174
4.50%, 3/9/2048	136,000	152,740
3.50%, 9/15/2053 (a)	105,000	99,626
3.55%, 9/15/2055 (a)	60,000	56,734
3.65%, 9/15/2059 (a)	30,000	28,685
Verizon Communications, Inc.
3.38%, 2/15/2025	114,000	124,251
4.33%, 9/21/2028	45,000	51,721
1.68%, 10/30/2030	70,000	65,694
2.55%, 3/21/2031	120,000	120,671
4.40%, 11/1/2034	20,000	23,366
3.40%, 3/22/2041	440,000	447,451
2.99%, 10/30/2056	180,000	160,363

		1,894,206

Electric Utilities — 5.6%
Baltimore Gas and Electric Co.
2.90%, 6/15/2050	76,000	72,378
Commonwealth Edison Co.
3.00%, 3/1/2050	76,000	75,147
Duke Energy Corp.
3.75%, 4/15/2024	273,000	294,777
2.65%, 9/1/2026	18,000	19,054
3.75%, 9/1/2046	117,000	121,184
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	20,000	20,340
2.75%, 4/1/2050	20,000	18,735
Edison International
3.13%, 11/15/2022	73,000	75,316
2.95%, 3/15/2023	195,000	201,770
4.13%, 3/15/2028	34,000	36,006
Emera US Finance LP (Canada)
4.75%, 6/15/2046	155,000	177,315
Entergy Louisiana LLC
4.00%, 3/15/2033	227,000	261,613
2.90%, 3/15/2051	37,000	35,089
Entergy Texas, Inc.
3.55%, 9/30/2049	44,000	44,825
Evergy, Inc.
2.45%, 9/15/2024	127,000	133,123
2.90%, 9/15/2029	102,000	105,342
Exelon Corp.
4.45%, 4/15/2046	20,000	23,377
Florida Power & Light Co.
3.95%, 3/1/2048	30,000	35,070
3.15%, 10/1/2049	88,000	91,939
Fortis, Inc. (Canada)
3.06%, 10/4/2026	148,000	159,541

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
4.50%, 7/1/2040	346,000	339,389
4.95%, 7/1/2050	30,000	30,329
PPL Capital Funding, Inc.
4.13%, 4/15/2030	190,000	214,576
PPL Electric Utilities Corp.
3.00%, 10/1/2049	20,000	19,708
Southern California Edison Co.
2.25%, 6/1/2030	10,000	9,793
Series 13-A, 3.90%, 3/15/2043	6,000	6,143
Series C, 3.60%, 2/1/2045	111,000	108,366
4.00%, 4/1/2047	98,000	99,939
3.65%, 2/1/2050	14,000	13,738
Southern Co. (The)
4.40%, 7/1/2046	72,000	82,405
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	17,000	18,588
Series A, 3.50%, 3/15/2027	43,000	47,732
4.60%, 12/1/2048	30,000	37,206
2.45%, 12/15/2050	60,000	52,692

		3,082,545

Entertainment — 0.7%
Activision Blizzard, Inc.
2.50%, 9/15/2050	100,000	85,183
Electronic Arts, Inc.
1.85%, 2/15/2031	60,000	57,145
Walt Disney Co. (The)
2.65%, 1/13/2031	60,000	61,923
3.50%, 5/13/2040	104,000	110,743
2.75%, 9/1/2049	76,000	70,604

		385,598

Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	102,000	105,022
3.00%, 5/18/2051	140,000	129,883
American Tower Corp.
3.10%, 6/15/2050	50,000	46,422
Boston Properties LP
4.50%, 12/1/2028	39,000	44,882
3.25%, 1/30/2031	120,000	125,891
Brixmor Operating Partnership LP
4.05%, 7/1/2030	200,000	220,195
Equinix, Inc.
3.20%, 11/18/2029	140,000	147,934
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	120,000	113,536
Healthpeak Properties, Inc.
2.88%, 1/15/2031	66,000	67,978
Simon Property Group LP
2.45%, 9/13/2029	78,000	79,201
3.25%, 9/13/2049	40,000	38,075

Investments	Principal Amount ($)	Value ($)
UDR, Inc.
3.00%, 8/15/2031	20,000	20,666
Welltower, Inc.
3.63%, 3/15/2024	185,000	199,426

		1,339,111

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.
1.60%, 4/20/2030	46,000	44,585
Kroger Co. (The)
4.45%, 2/1/2047	45,000	51,184
3.95%, 1/15/2050	76,000	82,410
Sysco Corp.
3.30%, 7/15/2026	40,000	43,685
3.25%, 7/15/2027	40,000	43,499
Walmart, Inc.
3.70%, 6/26/2028	25,000	28,371
4.05%, 6/29/2048	47,000	56,845

		350,579

Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	60,000	59,927

Health Care Equipment & Supplies — 0.8%
Becton Dickinson and Co.
3.70%, 6/6/2027	66,000	73,566
4.69%, 12/15/2044	73,000	87,477
4.67%, 6/6/2047	49,000	58,628
Medtronic, Inc.
3.50%, 3/15/2025	36,000	39,764
4.38%, 3/15/2035	160,000	195,363

		454,798

Health Care Providers & Services — 5.9%
Aetna, Inc.
2.80%, 6/15/2023	278,000	290,240
3.88%, 8/15/2047	70,000	74,685
Anthem, Inc.
2.38%, 1/15/2025	150,000	157,624
4.65%, 8/15/2044	123,000	147,721
Cigna Corp.
3.25%, 4/15/2025	166,000	179,947
2.40%, 3/15/2030	30,000	30,265
4.80%, 8/15/2038	86,000	104,173
3.40%, 3/15/2051	60,000	60,016
CVS Health Corp.
3.70%, 3/9/2023	22,000	23,258
2.63%, 8/15/2024	10,000	10,617
4.30%, 3/25/2028	118,000	135,214
2.70%, 8/21/2040	256,000	238,820
5.05%, 3/25/2048	66,000	81,462
HCA, Inc.
5.00%, 3/15/2024	510,000	568,699
4.13%, 6/15/2029	280,000	313,475
UnitedHealth Group, Inc.
3.75%, 7/15/2025	86,000	95,801

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.50%, 8/15/2039	122,000	132,085
2.75%, 5/15/2040	261,000	255,556
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	320,000	316,275

		3,215,933

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.
3.70%, 1/30/2026	214,000	238,013
3.80%, 4/1/2028	76,000	85,374
2.13%, 3/1/2030	85,000	84,685
3.63%, 9/1/2049	176,000	184,767
Starbucks Corp.
3.50%, 11/15/2050	102,000	103,555

		696,394

Household Durables — 0.4%
Lennar Corp.
4.75%, 11/29/2027	180,000	208,160

Industrial Conglomerates — 0.9%
General Electric Co.
2.70%, 10/9/2022	25,000	25,750
6.75%, 3/15/2032	40,000	54,254
5.88%, 1/14/2038	186,000	246,183
4.13%, 10/9/2042	8,000	8,872
4.35%, 5/1/2050	40,000	45,581
Roper Technologies, Inc.
1.75%, 2/15/2031	136,000	127,848

		508,488

Insurance — 2.1%
Aflac, Inc.
3.60%, 4/1/2030	160,000	177,674
American International Group, Inc.
2.50%, 6/30/2025	120,000	126,879
3.90%, 4/1/2026	28,000	31,243
3.40%, 6/30/2030	180,000	194,393
4.50%, 7/16/2044	86,000	100,132
Arch Capital Group Ltd.
3.64%, 6/30/2050	140,000	145,301
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	146,000	173,366
4.25%, 1/15/2049	20,000	23,914
Northwestern Mutual Life Insurance Co. (The)
3.85%, 9/30/2047 (a)	20,000	21,648
Progressive Corp. (The)
4.13%, 4/15/2047	60,000	70,799
Prudential Financial, Inc.
3.91%, 12/7/2047	29,000	32,181
3.70%, 3/13/2051	68,000	73,162

		1,170,692

Investments	Principal Amount ($)	Value ($)
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.
3.88%, 8/22/2037	252,000	289,530
4.05%, 8/22/2047	10,000	11,603
2.50%, 6/3/2050	60,000	53,829

		354,962

IT Services — 1.0%
Global Payments, Inc.
3.20%, 8/15/2029	146,000	153,822
4.15%, 8/15/2049	12,000	13,156
International Business Machines Corp.
3.30%, 5/15/2026	150,000	165,089
Mastercard, Inc.
2.95%, 6/1/2029	35,000	37,786
3.35%, 3/26/2030	70,000	77,787
3.85%, 3/26/2050	80,000	91,724

		539,364

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.10%, 8/15/2047	23,000	26,549

Machinery — 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	20,000	23,015
3.25%, 4/9/2050	20,000	21,228
Deere & Co.
3.75%, 4/15/2050	64,000	73,952
Otis Worldwide Corp.
2.06%, 4/5/2025	40,000	41,515
2.57%, 2/15/2030	40,000	40,822
3.36%, 2/15/2050	20,000	20,246

		220,778

Media — 3.7%
Charter Communications Operating LLC
4.46%, 7/23/2022	242,000	251,493
2.80%, 4/1/2031	40,000	39,920
6.48%, 10/23/2045	21,000	27,634
5.38%, 5/1/2047	30,000	35,015
4.80%, 3/1/2050	107,000	117,435
3.70%, 4/1/2051	25,000	23,478
Comcast Corp.
3.70%, 4/15/2024	221,000	240,590
3.95%, 10/15/2025	105,000	117,875
3.15%, 3/1/2026	88,000	96,062
4.15%, 10/15/2028	101,000	116,427
3.40%, 4/1/2030	40,000	43,590
3.90%, 3/1/2038	150,000	168,075
4.60%, 10/15/2038	232,000	279,355
3.75%, 4/1/2040	100,000	109,742
4.00%, 11/1/2049	30,000	33,871
3.45%, 2/1/2050	20,000	20,795
2.45%, 8/15/2052	20,000	17,237
Discovery Communications LLC
3.95%, 3/20/2028	76,000	83,383
5.00%, 9/20/2037	30,000	35,305

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.65%, 5/15/2050	91,000	101,065
4.00%, 9/15/2055 (a)	90,000	89,093

		2,047,440

Metals & Mining — 0.7%
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	127,000	135,283
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	192,000	231,792

		367,075

Multiline Retail — 0.2%
Dollar General Corp.
3.50%, 4/3/2030	105,000	114,085

Multi-Utilities — 2.0%
Ameren Corp.
2.50%, 9/15/2024	141,000	148,590
3.50%, 1/15/2031	60,000	65,059
Berkshire Hathaway Energy Co.
4.45%, 1/15/2049	31,000	37,249
2.85%, 5/15/2051	106,000	97,377
Consolidated Edison Co. of New York, Inc.
Series 20B, 3.95%, 4/1/2050	76,000	83,932
Dominion Energy, Inc.
3.90%, 10/1/2025	17,000	18,852
NiSource, Inc.
2.95%, 9/1/2029	35,000	36,645
3.60%, 5/1/2030	40,000	43,733
Sempra Energy
3.25%, 6/15/2027	40,000	43,418
3.80%, 2/1/2038	38,000	41,420
4.00%, 2/1/2048	98,000	105,871
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	205,000	213,512
Series 20-A, 1.75%, 1/15/2031	152,000	141,905

		1,077,563

Oil, Gas & Consumable Fuels — 7.1%
BP Capital Markets America, Inc.
4.23%, 11/6/2028	39,000	44,799
3.00%, 2/24/2050	173,000	160,386
BP Capital Markets plc (United Kingdom)
3.28%, 9/19/2027	187,000	205,033
Cameron LNG LLC
2.90%, 7/15/2031 (a)	30,000	31,178
3.30%, 1/15/2035 (a)	25,000	26,112
3.70%, 1/15/2039 (a)	5,000	5,374
Canadian Natural Resources Ltd. (Canada)
4.95%, 6/1/2047	30,000	36,066
Cenovus Energy, Inc. (Canada)
5.38%, 7/15/2025	130,000	148,351

Investments	Principal Amount ($)	Value ($)
5.40%, 6/15/2047	100,000	117,387
Chevron Corp.
1.55%, 5/11/2025	107,000	110,507
2.95%, 5/16/2026	88,000	95,626
Columbia Pipeline Group, Inc.
4.50%, 6/1/2025	192,000	216,574
ConocoPhillips
4.30%, 8/15/2028 (a)	190,000	218,207
Enable Midstream Partners LP
4.95%, 5/15/2028	80,000	90,553
Energy Transfer LP
4.95%, 6/15/2028	32,000	36,629
5.40%, 10/1/2047	149,000	169,081
Exxon Mobil Corp.
2.99%, 3/19/2025	78,000	84,209
2.61%, 10/15/2030	205,000	212,412
3.00%, 8/16/2039	185,000	184,691
4.33%, 3/19/2050	20,000	23,653
3.45%, 4/15/2051	30,000	31,099
Kinder Morgan, Inc.
4.30%, 6/1/2025	110,000	122,903
2.00%, 2/15/2031	66,000	62,372
5.55%, 6/1/2045	81,000	99,972
Marathon Oil Corp.
4.40%, 7/15/2027	90,000	101,179
Marathon Petroleum Corp.
4.50%, 5/1/2023	320,000	342,604
4.75%, 9/15/2044	17,000	19,402
MPLX LP
4.50%, 4/15/2038	78,000	86,430
Phillips 66
4.88%, 11/15/2044	30,000	36,040
Pioneer Natural Resources Co.
1.90%, 8/15/2030	66,000	62,127
Plains All American Pipeline LP
3.55%, 12/15/2029	146,000	151,526
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	140,000	160,769
Total Capital International SA (France)
2.43%, 1/10/2025	88,000	92,937
2.83%, 1/10/2030	166,000	175,429
3.46%, 7/12/2049	20,000	20,772
3.13%, 5/29/2050	90,000	87,084

		3,869,473

Pharmaceuticals — 3.6%
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	60,000	65,971
4.38%, 11/16/2045	68,000	81,332
2.13%, 8/6/2050	30,000	24,718
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	68,000	75,273
4.13%, 6/15/2039	110,000	129,685
4.35%, 11/15/2047	32,000	38,660
4.25%, 10/26/2049	88,000	105,373

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
2.55%, 11/13/2050	80,000	72,745
Eli Lilly & Co.
2.25%, 5/15/2050	204,000	175,719
Pfizer, Inc.
2.70%, 5/28/2050	174,000	164,363
Royalty Pharma plc
0.75%, 9/2/2023 (a)	220,000	220,107
3.30%, 9/2/2040 (a)	150,000	145,650
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	156,000	163,793
3.20%, 9/23/2026	332,000	362,713
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	90,000	99,559
Zoetis, Inc.
4.70%, 2/1/2043	40,000	49,499

		1,975,160

Road & Rail — 1.4%
Burlington Northern Santa Fe LLC
4.55%, 9/1/2044	25,000	30,870
4.15%, 4/1/2045	89,000	103,495
CSX Corp.
4.30%, 3/1/2048	45,000	51,918
Norfolk Southern Corp.
4.15%, 2/28/2048	166,000	188,180
3.16%, 5/15/2055	40,000	38,308
Union Pacific Corp.
2.89%, 4/6/2036 (a)	242,000	244,705
4.38%, 9/10/2038	50,000	58,092
3.25%, 2/5/2050	34,000	33,865

		749,433

Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.
3.50%, 12/5/2026	108,000	119,679
Broadcom Corp.
3.88%, 1/15/2027	241,000	264,768
Broadcom, Inc.
4.75%, 4/15/2029	68,000	77,777
2.45%, 2/15/2031 (a)	70,000	67,225
3.50%, 2/15/2041 (a)	240,000	232,103
Intel Corp.
3.25%, 11/15/2049	154,000	156,058
NVIDIA Corp.
3.50%, 4/1/2050	156,000	167,159
NXP BV (China)
4.30%, 6/18/2029 (a)	40,000	45,433
3.25%, 5/11/2041 (a)	80,000	80,032
QUALCOMM, Inc.
3.25%, 5/20/2050	20,000	20,475
Xilinx, Inc.
2.38%, 6/1/2030	130,000	130,355

		1,361,064

Investments	Principal Amount ($)	Value ($)
Software — 2.2%
Microsoft Corp.
3.30%, 2/6/2027	30,000	33,426
3.45%, 8/8/2036	42,000	46,787
4.10%, 2/6/2037	88,000	104,566
3.70%, 8/8/2046	77,000	88,168
2.53%, 6/1/2050	76,000	70,761
2.92%, 3/17/2052	46,000	46,041
Oracle Corp.
2.50%, 4/1/2025	107,000	112,781
3.25%, 11/15/2027	71,000	77,203
2.95%, 4/1/2030	83,000	86,415
2.88%, 3/25/2031	60,000	61,466
3.80%, 11/15/2037	68,000	72,258
3.60%, 4/1/2040	138,000	140,542
4.00%, 7/15/2046	31,000	32,334
3.60%, 4/1/2050	186,000	183,089
3.95%, 3/25/2051	30,000	31,155

		1,186,992

Specialty Retail — 1.8%
AutoZone, Inc.
1.65%, 1/15/2031	174,000	161,961
Home Depot, Inc. (The)
2.70%, 4/15/2030	78,000	82,192
3.30%, 4/15/2040	110,000	115,734
4.20%, 4/1/2043	30,000	35,488
3.13%, 12/15/2049	63,000	63,576
3.35%, 4/15/2050	20,000	21,024
3.50%, 9/15/2056	20,000	21,461
Lowe’s Cos., Inc.
3.10%, 5/3/2027	40,000	43,520
3.70%, 4/15/2046	107,000	113,509
4.05%, 5/3/2047	40,000	44,196
TJX Cos., Inc. (The)
3.50%, 4/15/2025	270,000	295,602

		998,263

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.
3.25%, 2/23/2026	80,000	88,161
2.90%, 9/12/2027	89,000	96,805
1.65%, 5/11/2030	40,000	38,946
3.85%, 5/4/2043	20,000	22,801
3.45%, 2/9/2045	107,000	114,476
4.65%, 2/23/2046	153,000	194,566
2.65%, 5/11/2050	20,000	18,461
2.65%, 2/8/2051	90,000	84,067
Dell International LLC
5.45%, 6/15/2023 (a)	224,000	243,779
6.02%, 6/15/2026 (a)	152,000	181,208
5.30%, 10/1/2029 (a)	40,000	47,359

		1,130,629

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.38%, 3/27/2050	64,000	68,835

Thrifts & Mortgage Finance — 0.4%
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (b)	200,000	205,814

Tobacco — 2.0%
Altria Group, Inc.
2.85%, 8/9/2022	127,000	130,593
4.80%, 2/14/2029	146,000	167,173
5.38%, 1/31/2044	79,000	91,384
5.95%, 2/14/2049	50,000	61,372
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	170,000	181,020
4.39%, 8/15/2037	274,000	284,330
4.54%, 8/15/2047	98,000	98,070
Reynolds American, Inc. (United Kingdom)
4.45%, 6/12/2025	76,000	84,501

		1,098,443

Trading Companies & Distributors — 1.5%
Air Lease Corp.
3.00%, 9/15/2023	338,000	353,891
2.30%, 2/1/2025	146,000	150,541
2.88%, 1/15/2026	120,000	125,758
3.75%, 6/1/2026	78,000	84,409
3.25%, 10/1/2029	68,000	69,213
3.13%, 12/1/2030	60,000	59,967

		843,779

Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 5/1/2030	63,000	65,904

Wireless Telecommunication Services — 1.7%
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	47,000	47,754
T-Mobile USA, Inc.
3.50%, 4/15/2025	195,000	211,625
3.75%, 4/15/2027	117,000	128,619
3.88%, 4/15/2030	100,000	109,606
4.38%, 4/15/2040	25,000	27,970
4.50%, 4/15/2050	141,000	159,564
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	68,000	78,280
4.25%, 9/17/2050	146,000	161,721

		925,139

TOTAL CORPORATE BONDS (Cost $52,265,754)		53,388,677

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds
2.38%, 11/15/2049	162,700	165,484
1.25%, 5/15/2050	110,000	85,241
1.38%, 8/15/2050	260,400	208,473

TOTAL U.S. TREASURY OBLIGATIONS (Cost $520,817)		459,198

ASSET-BACKED SECURITIES — 0.1%
Air Canada Pass-Through Trust (Canada)
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	26,160	26,402
United Airlines Pass-Through Trust
Series 2019-2, Class AA, 2.70%, 5/1/2032	19,222	19,081

TOTAL ASSET-BACKED SECURITIES (Cost $44,667)		45,483

	Shares
SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(d)(e) (Cost $699,113)	699,113	699,113

Total Investments — 99.6% (Cost $53,530,351)		54,592,471
Other Assets Less Liabilities — 0.4%		238,782

Net Assets — 100.0%		54,831,253

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of May 31, 2021.

Futures contracts outstanding as of May 31, 2021:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	1	09/2021	USD	220,734	(25)
U.S. Treasury 5 Year Note	7	09/2021	USD	866,742	(108)
U.S. Treasury Long Bond	17	09/2021	USD	2,656,250	(10,412)

					(10,545)

Short Contracts
U.S. Treasury 10 Year Note	(3)	09/2021	USD	(395,531)	(358)
U.S. Treasury 10 Year Ultra Note	(10)	09/2021	USD	(1,447,656)	2,651
U.S. Treasury Ultra Bond	(8)	09/2021	USD	(1,478,500)	3,420

					5,713

					(4,832)

Abbreviations

USD	United States Dollar

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$45,483	$—	$45,483
Corporate Bonds	—	53,388,677	—	53,388,677
U.S. Treasury Obligations	—	459,198	—	459,198
Short-Term Investments
Investment Companies	699,113	—	—	699,113

Total Investments in Securities	$699,113	$53,893,358	$—	$54,592,471

Appreciation in Other Financial Instruments
Futures Contracts	$6,071	$—	$—	$6,071
Depreciation in Other Financial Instruments
Futures Contracts	(10,903)	—	—	(10,903)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(4,832)	$—	$—	$(4,832)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$194,411	$2,088,837	$1,584,135	$—	$—	$699,113	699,113	$14	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.